UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21384

              New River Funds

(Exact name of registrant as specified in charter)

              1881 Grove Avenue, Radford, VA                       24141

(Address of principal executive offices)               (Zip code)

              Emile Molineaux

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2616

Date of fiscal year end:  8/31

Date of reporting period: 5/31/05

Item 1.  Schedule of Investments.

New River Funds
Small Cap Fund- Schedule of Investments
May 31, 2005 (Unaudited)

	Shares	Market Value

COMMON STOCKS- 88.66%
Apparel Manufacturers- 3.61%
Columbia Sportswear Co.*	17,535	$ 791,179

Basic Materials- 8.44%
Atlantis Plastics, Inc. Class A	32,710	203,129
Caraustar Industries, Inc *	59,460	624,330
Quanex Corp.	19,727	1,023,634
		1,851,093
Chemicals- 4.24%
Lubrizol Corp.	23,625	930,116

Construction Services- 5.21%
URS Corp.*	33,730	1,141,086

Diversified Manufacturing- 5.18%
Trinity Industries, Inc.	39,055	1,134,938

Energy- 9.03%
Newfield Exploration Co.*	28,668	1,102,285
OGE Energy Corp.	31,630	877,733
		1,980,018
Financial Services- 4.09%
Affiliated Managers Group*	13,430	895,781

Food Processing- 7.60%
Darling International, Inc. *	146,300	544,236
Smithfield Foods, Inc.*	37,585	1,121,161
		1,665,397
Healthcare- 3.78%
America Service Group, Inc.*	42,135	829,638

Machinery- 13.12%
AGCO Corp.*	54,815	1,006,403
Cascade Corp.	26,775	943,016
Flowserve Corp.*	31,430	926,242
		2,875,661
Recreational Products- 3.60%
Polaris Industries, Inc.	15,060	790,198
New River Funds
Small Cap Fund- Schedule of Investments- Continued
May 31, 2005 (Unaudited)

	Shares	Market Value

Retail- 7.32%
Pier One Imports, Inc.	44,555	$ 748,078
Tractor Supply Co.*	19,295	857,084
		1,605,162
Savings & Loans- 4.46%
Washington Federal, Inc.	42,867	978,225

Telecommunications Equipment- 8.98%
Andrew Corp.*	74,100	982,566
Newport Corp.*	70,145	985,537
		1,968,103

TOTAL COMMON STOCKS (Cost $19,263,103)		19,436,595

SHORT TERM INVESTMENTS- 4.29%
Bank of New York Hamilton Fund (Cost $940,000)	940,000	940,000

TOTAL INVESTMENTS (Cost $20,203,103)- 92.95%		20,376,595
Cash and other assets less liabilities- 7.05%		1,545,022
NET ASSETS- 100.00%		$ 21,921,617

*Non-income producing security

At May 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 1,598,551
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(1,426,958)
Net unrealized appreciation		$ 171,593

New River Funds
Core Equity Fund- Schedule of Investments
May 31, 2005 (Unaudited)

	Shares	Market Value

COMMON STOCKS- 98.32%
Beverages- 2.80%
Anheuser-Busch Companies, Inc.	3,150	$ 147,578

Building Materials- 3.70%
Masco Corp.	6,085	194,842

Business Services- 3.34%
Manpower, Inc.	4,410	175,650

Chemicals- 3.36%
Du Pont (E.I.) de Nemours & Co.	3,805	176,971

Computer Services- 9.93%
Affiliated Computer Services, Inc. Class A *	3,600	186,228
First Data Corp.	4,575	173,072
Fiserv, Inc.*	3,795	163,185
		522,485
Computer Software & Programming- 2.54%
Intuit, Inc.*	3,090	133,550

Computer Storage Devices- 3.09%
Sandisk Corp.*	6,240	162,802

Conglomerates- 6.84%
General Electric Co.	4,900	178,752
Tyco International Ltd.	6,265	181,246
		359,998
Construction Services- 4.03%
Toll Brothers, Inc. *	2,290	212,031

Financial Services- 16.81%
Capital One Financial Corp.	2,090	157,586
Citigroup, Inc.	4,330	203,986
Franklin Resources, Inc.	2,940	212,092
H&R Block, Inc.	3,290	164,237
Washington Mutual, Inc.	3,560	147,028
		884,929
Food Products- 3.36%
Wrigley, (WM) Jr. Co.	2,590	176,819

Healthcare- 2.95%
Cardinal Health, Inc.	2,680	155,252

New River Funds
Core Equity Fund- Schedule of Investments- Continued
May 31, 2005 (Unaudited)

	Shares	Market Value

Insurance- 6.64%
Allstate Corp.	3,070	$ 178,674
UnitedHealth Group, Inc.	3,520	171,002
		349,676
Medical- Drugs- 2.99%
Pfizer, Inc.	5,640	157,356

Mining- 2.50%
Alcoa, Inc.	4,860	131,706

Oil & Gas- 9.00%
Devon Energy Corp.	3,805	174,650
Exxon Mobil Corp.	2,485	139,657
GlobalSantaFe Corp.	4,355	159,567
		473,874
Restaurants- 3.02%
Wendy's International, Inc.	3,520	158,858

Retail- 7.64%
Best Buy, Inc.	3,935	214,182
Wal-Mart Stores, Inc.	3,980	187,975
		402,157
Semiconductors- 3.78%
Intel Corp.	7,380	198,743

TOTAL COMMON STOCKS (Cost $5,018,712)		5,175,277

SHORT TERM INVESTMENTS - 2.51%
Bank of New York Hamilton Fund (Cost $132,212)	132,212	132,212

TOTAL INVESTMENTS (Cost $5,150,924)- 100.83%		5,307,489
Other assets less liabilities - (0.83)%		(43,947)
NET ASSETS- 100.00%		$ 5,263,542

*Non-income producing security

At May 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 312,455
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(155,890)
Net unrealized appreciation		$ 156,565

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (NOCP).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New River Funds

By (Signature and Title)

        /s/ Robert Patzig

       Robert Patzig, Chief Executive Officer

Date     7/13/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

             /s/ Robert Patzig

        Robert Patzig, Chief Executive Officer

Date     7/13/05

By (Signature and Title)

         /s/ Doit Koppler

       Doit L. Koppler II, Chief Financial Officer

Date      7/13/05